4. STOCK-BASED COMPENSATION (Dec 2016)	6 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

Stock-based compensation costs recognized during the quarters ended December 31, 2016 and 2015 amounted to $49,532 and $42,105 respectively, and the costs were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2016 - $34,171; 2015 - $24,121), research and development expenses (2016 - $6,692, 2015 - $9,316) and cost of goods sold (2016 - $8,669; 2015 - $8,668). Stock-based compensation costs recognized during the six month periods ended December 31, 2016 and 2015 amounted to $110,433 and $142,428, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2016 - $77,086; 2015 - $60,378), research and development expenses (2016 - $16,009, 2015 - $38,707) and cost of goods sold (2016 - $17,338, 2015 - $43,343). No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the six months ended December 31, 2016:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2016	1,136,000	$0.79	7.74 years
Cancellations	(1,600)	$6.25
Outstanding at December 31, 2016	1,134,400	$0.78	7.50 years

Information related to the stock options outstanding as of December 31, 2016 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	4.54	$0.27	40,000	$0.27
$0.48	60,000	9.25	$0.48	20,000	$0.48
$0.50	80,000	9.47	$0.50	35,000	$0.50
$0.50	20,000	4.47	$0.50	20,000	$0.50
$0.55	37,000	5.11	$0.55	37,000	$0.55
$0.73	603,000	8.38	$0.73	402,000	$0.73
$0.85	9,000	6.01	$0.85	9,000	$0.85
$0.90	9,000	7.01	$0.90	9,000	$0.90
$0.95	65,000	7.53	$0.95	65,000	$0.95
$1.20	207,800	5.17	$1.20	207,800	$1.20
$1.25	1,200	1.90	$1.25	1,200	$1.25
$1.35	1,200	2.90	$1.35	1,200	$1.35
$7.75	1,200	0.09	$7.75	1,200	$7.75
$0.27–$7.75	1,134,400	7.50	$0.78	848,400	$0.83

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of December 31, 2016 was $48,840 and $35,590, respectively.